Performance Management	Aug. 01, 2025
GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
22.17%	(19.06)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/25 to 6/30/25 was 5.08%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares and R6 Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners Emerging Markets Equity Fund | Institutional Shares, GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/25 to 6/30/25
Bar Chart, Year to Date Return	5.08%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	22.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(19.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
GQG Partners US Select Quality Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
22.89%	(10.90)%
3/31/2024	9/30/2022

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/25 to 6/30/25 was (1.64)%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares and R6 Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners US Select Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/25 to 6/30/25
Bar Chart, Year to Date Return	(1.64%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	22.89%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(10.90%)
Lowest Quarterly Return, Date	Sep. 30, 2022
GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
19.55%	(13.39)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/25 to 6/30/25 was 2.09%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares and R6 Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners Global Quality Equity Fund | Institutional Shares, GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/25 to 6/30/25
Bar Chart, Year to Date Return	2.09%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	19.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(13.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
GQG Partners International Quality Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
9.37%	(8.00)%
12/31/2022	6/30/2022

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/25 to 6/30/25 was 17.84%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners International Quality Value Fund | Institutional Shares, GQG Partners International Quality Value Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/25 to 6/30/25
Bar Chart, Year to Date Return	17.84%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	9.37%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(8.00%)
Lowest Quarterly Return, Date	Jun. 30, 2022
GQG Partners US Quality Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
14.43%	(9.48)%
12/31/2022	9/30/2022

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/25 to 6/30/25 was 6.89%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index and an additional index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

Performance Table Market Index Changed	Effective December 9, 2024, the Fund’s broad-based securities market index changed from the Russell 1000 Index to the S&P 500 Index because the Adviser believes the S&P 500 Index better reflects the Fund’s investment universe.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners US Quality Value Fund | Institutional Shares, GQG Partners US Quality Value Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/25 to 6/30/25
Bar Chart, Year to Date Return	6.89%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	14.43%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(9.48%)
Lowest Quarterly Return, Date	Sep. 30, 2022
GQG Partners Global Quality Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
14.31%	(8.15)%
12/31/2022	12/31/2024

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/25 to 6/30/25 was 14.38%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index and a more narrowly based index index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only.
Performance Availability Website Address [Text]	www.gqg.com
Performance Availability Phone [Text]	866-362-8333
GQG Partners Global Quality Value Fund | Institutional Shares, GQG Partners Global Quality Value Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/25 to 6/30/25
Bar Chart, Year to Date Return	14.38%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	14.31%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(8.15%)
Lowest Quarterly Return, Date	Dec. 31, 2024